Share-Based Compensation - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments exercised (in shares) | shares	0	0
Share-based compensation annual expense | €	€ 245	€ 470	€ 1,236